Employee Stock Option Plan (Summary of Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Employee Stock Option Plan
Number of stock options, Outstanding, beginning of year	3,229,932	3,458,351	3,810,844
Number of stock options, Granted
Number of stock options, Exercised	(21,690)	(151,853)	(29,550)
Number of stock options, Forfeited	(914,634)	(76,566)	(322,943)
Number of stock options, Outstanding, ending of year	2,293,608	3,229,932	3,458,351
Options exercisable, Number of stock options	2,293,608	2,667,395	1,876,585
Weighted average exercise price, Outstanding, beginning of year	64,314	62,458	64,775
Weighted average exercise price, Granted
Weighted average exercise price, Exercised	40,479	43,932	32,053
Weighted average exercise price, Forfeited	54,331	75,341	77,359
Weighted average exercise price, Outstanding, end of year	68,520	64,314	62,458
Options exercisable, weighted average exercise price	68,520	61,617	50,012